Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	US$	US$
Computers and equipment	2,073	1,235
Furniture and fixtures	514	7
Leasehold improvement	1,849	1
Total	4,436	1,243
Less: Accumulated depreciation	(4,288)	(1,218)
Property and equipment, net	148	25